DERIVATIVES (Details) $ in Millions		12 Months Ended
		Dec. 31, 2016 EUR (€)		Dec. 31, 2015 EUR (€)		Dec. 31, 2014 EUR (€)	Dec. 31, 2016 USD ($)
Credit Value Adjustment [Abstract]
Credit Value Adjustment Cumulative Gain		€ 249,000,000		€ 201,000,000		€ 79,000,000
Cash And securities collateral posted by the Group		1,182,000,000		1,369,000,000
Cash and securities collateral received		633,000,000		518,000,000
OTC two day cash settlement		10,000,000		14,000,000
Net gain / (losses) on derivative instruments include bilateral CVA		48,000,000		122,000,000		51,000,000
Potential maximun loss for the credit contracts sold		403,000,000		481,000,000
Cash collateral held against the loss from the credit contracts		0		0
Notional amount of warrant instrument linked to Greek GDP		3,000,000,000		3,000,000,000
Fair value of warrant instrument linked to Greek GDP		7,000,000		12,000,000
Written guarantee on credit contract		€ 322,000,000		323,000,000
Duration of credit contract		23 years
Fair value of credit contracts		€ 2,000,000
Maximum Percentage of the notional held for any reference date		1.00%
Derivative Assets [Abstract]
Contract / Notional amount	[1]	€ 27,401,000,000		28,421,000,000
Fair value		4,482,000,000	[1]	4,073,000,000	[1],[2],[3]		$ 4,883
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	25,812,000,000		26,838,000,000
Fair value		5,171,000,000	[1]	4,808,000,000	[1],[2],[3]		$ 5,634
Gains Losses On Derivative Instruments [Abstract]
Net gain/(losses)		(356,000,000)		160,000,000		(1,045,000,000)
Interest rate and foreign exchange contracts
Gains Losses On Derivative Instruments [Abstract]
Net gain/(losses)		(322,000,000)		177,000,000		(939,000,000)
Cross currency interest rate swaps
Derivative Assets [Abstract]
Contract / Notional amount	[1]	432,000,000		466,000,000
Fair value	[1]	27,000,000		28,000,000	[3]
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	1,739,000,000		2,704,000,000
Fair value	[1]	132,000,000		214,000,000	[3]
Financial Futures
Derivative Assets [Abstract]
Contract / Notional amount	[1]	251,000,000		74,000,000
Fair value	[1]	10,000,000		0	[3]
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	573,000,000		136,000,000
Fair value	[1]	5,000,000		1,000,000	[3]
Gains Losses On Derivative Instruments [Abstract]
Net gain/(losses)		(17,000,000)		(9,000,000)		(37,000,000)
Foreign exchange swaps
Derivative Assets [Abstract]
Contract / Notional amount	[1]	868,000,000		717,000,000
Fair value	[1]	14,000,000		8,000,000	[3]
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	681,000,000		537,000,000
Fair value	[1]	8,000,000		18,000,000	[3]
Forward rate agreements
Derivative Assets [Abstract]
Contract / Notional amount	[1]	2,000,000		3,000,000
Fair value	[1]	0		0	[3]
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	1,000,000		2,000,000
Fair value	[1]	0		0	[3]
Interest rate swaps
Derivative Assets [Abstract]
Contract / Notional amount	[1]	16,223,000,000		18,192,000,000
Fair value	[1]	4,235,000,000		3,859,000,000	[3]
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	18,791,000,000		19,563,000,000
Fair value	[1]	4,773,000,000		4,349,000,000	[3]
Options
Derivative Assets [Abstract]
Contract / Notional amount	[1]	6,007,000,000		5,330,000,000
Fair value	[1]	96,000,000		81,000,000	[3]
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	3,043,000,000		2,991,000,000
Fair value	[1]	160,000,000		138,000,000	[3]
Gains Losses On Derivative Instruments [Abstract]
Net gain/(losses)		(4,000,000)		(1,000,000)		(47,000,000)
Outright foreign exchange forwards
Derivative Assets [Abstract]
Contract / Notional amount	[1]	394,000,000		390,000,000
Fair value	[1]	93,000,000		83,000,000	[3]
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	612,000,000		575,000,000
Fair value	[1]	84,000,000		86,000,000	[3]
Credit Derivatives
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	347,000,000		323,000,000
Fair value	[1]	2,000,000		2,000,000	[3]
Other
Derivative Assets [Abstract]
Contract / Notional amount	[1]	3,224,000,000		3,249,000,000
Fair value	[1]	7,000,000		14,000,000	[3]
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	25,000,000		7,000,000
Fair value	[1]	7,000,000		0	[3]
Gains Losses On Derivative Instruments [Abstract]
Net gain/(losses)		€ (13,000,000)		€ (7,000,000)		€ (22,000,000)

[1]	Includes both long and short derivative positions.
[2]	Please see Note 43 for information regarding the restatement
[3]	Please see Note 43 for information regarding the restatement.